EVENTS AFTER THE REPORTING PERIOD (Details - Business Combinations, Education Angels) £ in Millions, $ in Millions, $ in Millions	Apr. 21, 2022 item	Oct. 22, 2020 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 GBP (£)	Oct. 22, 2020 NZD ($)	Jul. 17, 2020
Disclosure of non-adjusting events after reporting period [line items]
Voting interest acquired (in percent)						97.80%
Purchase consideration			$ 4.7	£ 3.6
Education Angels
Disclosure of non-adjusting events after reporting period [line items]
Purchase consideration		$ 2.0			$ 3
Business Combinations
Disclosure of non-adjusting events after reporting period [line items]
Number of additional acquisitions	2
Business Combinations | Education Angels
Disclosure of non-adjusting events after reporting period [line items]
Voting interest acquired (in percent)		100.00%			100.00%
Purchase consideration		$ 2.0			$ 3
Percentage of payment in shares		100.00%
Business Combinations | Education Angels | David Hitchins
Disclosure of non-adjusting events after reporting period [line items]
Threshold term where the sellers agreed not to sell any shares		6 months
Business Combinations | Education Angels | Angie Stead
Disclosure of non-adjusting events after reporting period [line items]
Threshold term where the sellers agreed not to sell any shares		12 months